Reconciliation of Basic to Diluted Weighted Average Shares Outstanding (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number of Shares Outstanding [Line Items]
Weighted average shares outstanding - basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding - diluted	47,599	45,742	45,019